Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
REVENUES	$ 926,137	$ 873,501	$ 840,663
Voyage expenses	116,111	106,377	113,508
Vessel operating expenses	284,712	279,963	255,561
Time-charter hire expense	56,989	74,478	89,795
Depreciation and amortization	193,383	176,483	174,861
General and administrative	74,399	71,506	61,192
Write down of vessels	23,430	36,868	9,441
Loss on sale of vessels	1,112	171
Restructuring charge	1,115	3,924	119
Income from vessel operations	174,886	123,731	136,186
Expenditures for vessels and equipment	87,408	148,480	40,645
Expenditures for dry docking	19,101	24,507	24,869
Shuttle tanker segment [Member]
Segment Reporting Information [Line Items]
REVENUES	569,519	573,296	559,547
Voyage expenses	104,394	95,864	104,460
Vessel operating expenses	135,993	161,890	143,766
Time-charter hire expense	56,989	74,478	89,795
Depreciation and amortization	122,921	115,637	111,157
General and administrative	45,110	49,444	42,526
Write down of vessels	23,430	28,270	9,441
Loss on sale of vessels	1,112
Restructuring charge	647	1,227	119
Income from vessel operations	78,923	46,486	58,283
Expenditures for vessels and equipment	83,491	130,363	32,012
Expenditures for dry docking	14,977	16,892	13,382
FPSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	231,688	173,836	151,851
Voyage expenses
Vessel operating expenses	100,668	76,716	66,157
Time-charter hire expense
Depreciation and amortization	50,905	37,496	35,400
General and administrative	22,395	15,474	12,388
Write down of vessels
Loss on sale of vessels
Restructuring charge
Income from vessel operations	57,720	44,150	37,906
Expenditures for vessels and equipment	3,055	16,038	6,428
Expenditures for dry docking
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	62,029	63,638	54,967
Voyage expenses	11,317	9,125	8,160
Vessel operating expenses	11,663	10,887	10,424
Time-charter hire expense
Depreciation and amortization	10,519	11,341	12,042
General and administrative	3,189	2,809	2,479
Write down of vessels
Loss on sale of vessels
Restructuring charge	468
Income from vessel operations	24,873	29,476	21,862
Expenditures for vessels and equipment	598	2,313	1,179
Expenditures for dry docking	70	670	11,487
FSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	62,901	62,731	74,298
Voyage expenses	400	1,388	888
Vessel operating expenses	36,388	30,470	35,214
Time-charter hire expense
Depreciation and amortization	9,038	12,009	16,262
General and administrative	3,705	3,779	3,799
Write down of vessels		8,598
Loss on sale of vessels		171
Restructuring charge		2,697
Income from vessel operations	13,370	3,619	18,135
Expenditures for vessels and equipment	264	(234)	1,026
Expenditures for dry docking	$ 4,054	$ 6,945